Average Annual Total Returns - Transamerica Janus Balanced VP	Initial 1 Year	Initial 5 Years	Initial 10 Years	Initial Inception Date	Service 1 Year	Service 5 Years	Service 10 Years	Service Inception Date	S&P 500® (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	Transamerica Janus Balanced VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year		Transamerica Janus Balanced VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 5 Years		Transamerica Janus Balanced VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 10 Years
Total	14.59%	11.35%	8.37%	Jul. 01, 2009	14.31%	11.08%	8.10%	Jul. 01, 2009	18.40%	15.22%	13.88%	7.51%	4.44%	3.84%	14.20%	[1]	10.57%	[1]	9.52%	[1]

[1]	The Transamerica Janus Balanced VP Blended Benchmark consists of the following: S&P 500®, 55% and Bloomberg Barclays US Aggregate Bond Index, 45%.